Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Impairment loss	¥ 81,605	¥ 27,591